PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Summary of property, plant and equipment

	Computers
	and		Office	Motor
	peripheral	Medical	furniture and	vehicles and	Leasehold	Devices
	equipment	equipment	equipment	ambulances	improvements	on loan	Total
Cost:

Balance as of January 1, 2021	17,537	5,821	2,168	2,349	3,241	45,532	76,648

Additions during the year	478	—	27	6	73	49	633
Disposals during the year	—	—	—	—	—	(559)	(559)
Transfer from inventory, net	—	—	—	—	—	422	422
Initially consolidated company	102	128	149	63	359	—	801
Currency translation differences	217	201	6	80	104	1,126	1,734

Balance as of December 31, 2021	18,334	6,150	2,350	2,498	3,777	46,570	79,679

Additions during the year	479	31	153	4	598	395	1,660
Disposals during the year	(4)	—	(64)	(2)	—	(1,106)	(1,176)
Transfer from inventory, net	—	—	—	—	—	564	564
Currency translation differences	(1,953)	(715)	(241)	(290)	(445)	(5,232)	(8,876)

Balance as of December 31, 2022	16,856	5,466	2,198	2,210	3,930	41,191	71,851

Accumulated depreciation:

Balance as of January 1, 2021	16,643	5,800	1,645	2,040	2,992	44,177	73,297

Additions during the year	422	21	96	29	59	376	1,003
Disposals during the year	—	—	—	—	—	(260)	(260)
Impairment (see Note 24g)	—	—	—	—	—	(118)	(118)
Transfer from inventory, net	—	—	—	—	—	4	4
Currency translation differences	227	197	15	70	101	1,118	1,728

Balance as of December 31, 2021	17,292	6,018	1,756	2,139	3,152	45,297	75,654

Additions during the year	385	42	100	36	158	388	1,109
Disposals during the year	(4)	—	(64)	(2)	—	(1,054)	(1,124)
Transfer from inventory, net	—	—	—	—	—	7	7
Currency translation differences	(1,852)	(701)	(181)	(250)	(364)	(5,099)	(8,447)

Balance as of December 31, 2022	15,821	5,359	1,611	1,923	2,946	39,539	67,199

Depreciated cost as of December 31, 2022	1,035	107	587	287	984	1,652	4,652

Depreciated cost as of December 31, 2021	1,042	132	594	359	625	1,273	4,025